April 25, 2012

Securities and Exchange Commission

Public Filing Desk

100 F Street N.E.

Washington, D.C. 20549

RE:	RiverNorth Funds, File Numbers 333-136185 and 811-21934

Ladies and Gentlemen:

On behalf of River North Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 12 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933 for the purpose of adding a new fund, the RiverNorth/Manning & Napier Equity Income Fund, to the Trust.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265.

Very truly yours, s/ /Thompson Hine LLP THOMPSON HINE LLP

705171.1

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